Short-term Investment (Details)					3 Months Ended	12 Months Ended
	Feb. 15, 2023 CNY (¥)	Feb. 15, 2023 USD ($)	Feb. 10, 2023 CNY (¥)	Feb. 10, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Short-term Investment
Cash deposited as collateral								¥ 377,490,814	$ 53,169,218
Unrealized losses on AFS securities | ¥					¥ 700,163	¥ 2,133,528
ESA proceeds released from collateral account			¥ 36,747,941	$ 5,413,344
ESA proceeds released from collateral account and returned to shaolin			¥ 80,917,612	$ 11,919,983
Interest income	¥ 681,773	$ 100,000
Realized gain or losses on AFS securities | ¥					¥ 686,130	¥ 0
Minimum [Member]
Short-term Investment
Interest accrued on the funds held in the collateral | $							$ 100,000
Maximum [Member]
Short-term Investment
Interest accrued on the funds held in the collateral | $							$ 300,000